Financial Instruments Per Category - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Changes in fair value	$ 200,000
Transfers between levels	$ 0	$ 0